Commitment and contingencies	12 Months Ended
Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
Disclosure of commitments and contingent liabilities [text block]

20.         Commitment and contingencies

Commitment

Guarantor — In 2014 and 2013, GACN issued long-term debt securities for the amount of Ps. 3,000,000 and Ps. 1,500,000 with terms of 7 and 10 years, respectively, under the 2011 program. The Company and nine of its airports are guarantors of the debt securities and must provide a minimum guarantee equal to 80% of EBITDA.

Contingencies

a.         Property tax.

Reynosa Airport

Administrative law proceedings have been asserted against the Company in the past by the municipality for the payment of property tax with respect to the real estate on which the Company operates the airport in this city.

In November 2011, August 2012 and March 2014, the municipality of Reynosa filed property tax claims against the Company for Ps.127,312,Ps.1,119 and Ps.1,361, respectively.  In response to these claims, the Company has filed administrative appeals before the Administrative Court (Tribunal de lo Contencioso Administrativo del Estado de Tamaulipas).

As of the date of the consolidated financial statements, the contingencies are maintained due to the fact that the judgment continues in force since there is still no decision to resolve these matters in which the Ministry of Communications and Transportation is already involved. However, in the event that the judgment is not favorable to the Reynosa airport, the economic impact of the trial will be borne by the Mexican government. The Reynosa airport has not recorded any provision in connection to these claims since it does not expect an economic impact, even in case of an unfavorable resolution.

b.         Amparo trial related to the requirement of municipal licenses:

1.           Ciudad Juarez Airport

•

In April 2016, the General Department of Urban Development of the Municipality of Ciudad Juarez notified the entry into force of the Public and Private Parking Lots Operations Regulation, which imposed a series of obligations on the airport as the operator of public parking lots, with the aim of preventing the concessionaire from continuing to provide parking lot services through charge-by-entry.

Subsequently, on April 19, 2016, municipal authorities executed the closure of the public parking lots in the airport claiming the lack of a license to operate and non-compliance with the corresponding regulations.

An amparo constitutional claim was filed against such acts challenging the closure and claiming the unconstitutionality of the municipal regulation. The trial was admitted and in December 2016 the Court issued a resolution in favor of the airport indicating a lack of municipal authority due to the application of the regulations in an area where only the federal government has jurisdiction.

Currently, there is an appeal pending against the decision that granted amparo protection to the airport.

•

In April 2016, the municipal authority of Ciudad Juarez carried out verification visits at the business premises located at the airport to request the municipal operating licenses, and subsequently ordered the closure of ten businesses in the airport for not having such license.

•

Against such acts, an amparo trial was filed by the Ciudad Juarez airport to challenge the closure and claim the unconstitutionality of the municipal order. The claim was admitted and the court decided in favor of the airport on November 24, 2017, indicating a lack of municipal authority due to the application of municipal regulations in an area where only the federal government has jurisdiction. This decision concluded the trial in favor of the airport.

c.           Conflict related with ownership of certain lands

1.         Reynosa airport

•

The Company filed a proceeding for annulment against the Mexican Bureau of Civil Aviation and the Ministry of Communications and Transportation with the Administrative Court (Tribunal de lo Contencioso Administrativo del Estado de Tamaulipas) in relation to the administrative ruling containing a constructive disapproval of the application filed by the plaintiff with the Ministry of Communications and Transportation for the return of land of 200,000 hectares (772 square miles) — Trial Number 13226/13-17-07-04.  The plaintiff claims that this land is situated within Reynosa airport. The Reynosa airport has been summoned in its capacity as an interested third party.

The elements of the claim are: (i) the annulment of the administrative act that deprived the plaintiff of its ownership of the real property; (ii) the restitution of the ownership rights of which it was deprived due to an irregular administrative act; (iii) the immediate return of its ownership of the real property; and (iv) the payment of damages. These claims are based on the argument submitted by the plaintiff to the effect that the disputed land is not subject to an expropriation decree.

On January 24, 2017, the Administrative Court ruled in favor of the Ministry of Communications and Transportation, with the Reynosa Airport as an interested third party. In response, the plaintiff filed an amparo trial. On December 7, 2017, the court affirmed the lower court’s ruling and decided in favor of the Ministry of Communications and Transportation, with the Reynosa Airport as an interested third party. This decision concluded the trial.

•

Additionally, there are two amparo trials filed by a different plaintiff who claims the dispossession of property owned by the Ministry of Communications and Transportation and the declaration of nullity of the administrative act by which the plaintiff was deprived of the possession of the property, the restitution of the possessory rights, the immediate return of the property and compensation for damages.

In December 2016, the Court issued the resolution for both amparo trials, pointing out that the protection of the amparo does not apply since the lands in conflict were expropriated in favor of the Mexican Government. This decision concluded the trial.

2.           Ciudad Juarez airport

•

On November 15, 1995, parties purporting to be former owners of land comprising a portion of the Ciudad Juárez airport initiated legal proceedings against the airport to reclaim the land (240 hectares), alleging that it was improperly transferred to the Mexican government. As an alternative to recovery of this land, the claimants also sought monetary damages of U.S.$120.0 million.

Within the trial, the Company challenged the claims of the claimant based on the legitimacy of the possession derived from the Concession Agreement granted by the Ministry of Communications and Transportation.

The Ministry of Communications and Transportation was called to trial in defense of the interests of the Mexican government.

On July 8, 2016, the local court in Ciudad Juárez ruled that the claims against the Ciudad Juárez airport are inadmissible, and on October 21, 2016, the claimants filed an appeal before the Appellate Court in Chihuahua against the court’s determination. On July 31, 2017, the First Civil Court overturned the lower court’s decision and ruled in favor of the plaintiffs, requiring the Mexican government to pay restitution to the plaintiffs for their loss of property and in accordance with the lawsuit. The Mexican government filed an amparo trial to appeal the decision. This case is currently pending. If the resolution of the trial is unfavorable for the Company, the Mexican Government will be responsible for the economic impact, as set out in the Concession Agreement. The Company has not recorded any provision regarding this trial, since it does not expect an economic impact, even in case of an unfavorable resolution.

d.           Conflict related to the purchase-sale of land

Monterrey airport

On January 12, 2012, a third party filed a claim that it was the owner of a property previously acquired by the Monterrey airport. The third party is seeking a declaration that the documents of sale to the Monterrey airport are null and void based on the absence of a sale deed for the property and the restitution of the property to the third party, together with the corresponding improvements and property rights.

On August 27, 2015, a new claim was filed against the Monterrey airport in connection with the ownership of land with an approximate area of 96 hectares (107,639 square feet) acquired in 2008. The claim was filed by Banco Mercantil del Norte, S.A., acting as trustee of a transnational domain trust, arguing that the trust’s settlors are the rightful owners of the property. The claim was filed against the Monterrey airport but it was requested to call to trial the seller of the property as interested third party. The case is currently pending.

The contingency is not quantified in the demand. However, if an unfavorable verdict is issued, the economic impact of the trial would be assumed by the seller of the land. The Company has not recorded any provision relating to this claim, as it is not probable that an outflow of resources embodying economic benefits will be required to settle this obligation.